LOANS (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Recorded Investment [Line Items]
Allowances for loan and lease losses, Beginning balance	$ 1,473	$ 1,310
Provision for losses on loans	343	580
Charge-offs, net	(248)	(417)
Allowances for loan and lease losses, Ending balance	$ 1,568	$ 1,473